                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                        Copy to:

            Nancy Conlin                                Philip H. Newman, Esq.
     Vice President and Counsel                           Goodwin Procter LLP
State Street Bank and Trust Company                         Exchange Place
 2 Avenue De Lafayette, 6th Floor                    Boston, Massachusetts 02109
    Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1: REPORTS TO SHAREHOLDERS.

                             STATE STREET NAVIGATOR
                            SECURITIES LENDING PRIME
                                    PORTFOLIO
                                  ANNUAL REPORT
                                DECEMBER 31, 2007

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2007

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                                     BEGINNING           ENDING        EXPENSES PAID
                                   ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                    JULY 1, 2007   DECEMBER 31, 2007      PERIOD *
                                   -------------   -----------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00         $1,026.30           $0.15

BASED ON HYPOTHETICAL (5% RETURN
BEFORE EXPENSES)                     $1,000.00         $1,025.05           $0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2007 was 0.03%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
DECEMBER 31, 2007

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*   DECEMBER 31, 2007
-----------------------------------------   -----------------
Yankee Certificates of Deposit                    27.34%
Repurchase Agreements                             26.93%
Medium Term Notes                                 24.81%
Commercial Paper                                   9.42%
Certificates of Deposit                            5.74%
Eurodollar Certificates of Deposit                 1.13%
Promissory Notes                                   1.13%
Bank Notes                                         1.02%
U.S. Government Agency Obligations                 1.02%
Time Deposits                                      0.93%
Other assets less liabilities                      0.53%
                                                 ------
TOTAL                                            100.00%
                                                 ------

*    As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*   DECEMBER  31, 2007
--------------------------------   ------------------
A-1+                                      63.15%
Repurchase Agreements (A-1+)              26.93%
A-1                                        9.39%
Other assets less liabilities              0.53%
                                         ------
TOTAL                                    100.00%

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            COMMERCIAL PAPER -- 9.42%
            BANK DOMESTIC -- 3.49%
A-1+, P-1      Bank of America Corp.                                4.655%    03/26/2008       $  175,000,000   $   173,076,580
A-1+, P-1      Bank of America Corp.                                4.625%    04/07/2008          550,000,000       543,146,007
A-1+, P-1      Bank of America Corp.                                4.620%    04/23/2008          500,000,000       492,749,167
A-1+, P-1      Bank of America Corp.                                4.535%    05/01/2008          500,000,000       492,378,680
                                                                                                                ---------------
                                                                                                                  1,701,350,434
                                                                                                                ---------------
            BANK FOREIGN -- 1.54%
A-1+, P-1      Macquarie Bank Ltd. (a) (b)                          4.921%    01/22/2008          250,000,000       250,000,000
A-1+, P-1      Skandinaviska Enskilda Banken AG (a) (b)             4.835%    01/23/2008          500,000,000       499,997,004
                                                                                                                ---------------
                                                                                                                    749,997,004
                                                                                                                ---------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 4.39%
A-1+, P-1      General Electric Capital Corp.                       4.620%    04/21/2008        1,025,000,000     1,010,398,875
A-1+, P-1      General Electric Capital Corp.                       4.540%    04/29/2008          400,000,000       393,997,111
A-1+, P-1      General Electric Capital Corp.                       4.610%    05/19/2008          250,000,000       245,550,070
A-1+, P-1      General Electric Capital Corp.                       4.710%    03/31/2008          250,000,000       247,056,250
A-1+, P-1      General Electric Capital Corp.                       4.810%    03/31/2008          250,000,000       246,993,750
                                                                                                                ---------------
                                                                                                                  2,143,996,056
                                                                                                                ---------------
            TOTAL COMMERCIAL PAPER                                                                                4,595,343,494
                                                                                                                ---------------
            CERTIFICATES OF DEPOSIT -- 5.74%
            BANK DOMESTIC -- 5.74%
A-1+, P-1      Citibank New York NA                                 4.980%    01/18/2008          350,000,000       350,000,000
A-1+, P-1      Citibank New York NA                                 4.760%    01/30/2008          300,000,000       300,000,000
A-1+, P-1      Citibank New York NA                                 4.900%    02/15/2008          700,000,000       700,000,000
A-1+, P-1      J P Morgan Chase & Co.                               5.130%    04/14/2008          350,000,000       350,000,000
A-1+, P-1      J P Morgan Chase & Co.                               5.140%    03/12/2008          400,000,000       400,000,000
A-1+, P-1      J P Morgan Chase & Co.                               4.700%    05/06/2008          700,000,000       700,000,000
                                                                                                                ---------------
            TOTAL CERTIFICATES OF DEPOSIT                                                                         2,800,000,000
                                                                                                                ---------------
            YANKEE CERTIFICATES OF DEPOSIT -- 27.34%
            BANK FOREIGN -- 27.34%
A-1+, P-1      Banco Bilbao Vizcaya                                 5.395%    06/09/2008          185,000,000       185,000,000
A-1+, P-1      Barclays Bank Plc                                    5.185%    01/03/2008           85,000,000        84,999,953
A-1+, P-1      Barclays Bank Plc                                    5.240%    01/11/2008          250,000,000       250,000,000
A-1+, P-1      Barclays Bank Plc                                    5.355%    01/22/2008          200,000,000       200,000,000
A-1+, P-1      Barclays Bank Plc                                    5.365%    01/28/2008          500,000,000       500,000,000
A-1+, P-1      Barclays Bank Plc                                    5.375%    06/02/2008          500,000,000       500,000,000
A-1+, P-1      BNP Paribas NY Branch                                4.950%    04/24/2008          500,000,000       500,000,000
A-1+, P-1      BNP Paribas NY Branch                                4.930%    04/21/2008          500,000,000       500,000,000
A-1+, P-1      Deutsche Bank (a)                                    4.400%    01/02/2008          175,000,000       174,988,209
A-1+, P-1      Deutsche Bank (a)                                    4.525%    04/29/2008          500,000,000       500,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
A-1+, P-1      Deutsche Bank                                        4.680%    04/01/2008       $  700,000,000   $   700,000,000
A-1+, P-1      Dexia Bank (a)                                       4.823%    01/25/2008          350,000,000       349,997,057
A-1+, P-1      Fortis Bank                                          5.405%    03/17/2008          150,000,000       150,001,520
A-1+, P-1      HBOS Treasury Service                                5.420%    06/16/2008           52,000,000        51,993,145
A-1+, P-1      HBOS Treasury Service                                5.330%    02/29/2008          500,000,000       500,000,000
A-1+, P-1      HBOS Treasury Service                                5.340%    01/18/2008          500,000,000       500,000,000
A-1+, P-1      HBOS Treasury Service                                4.740%    04/30/2008          500,000,000       500,000,000
A-1+, P-1      Natixis Capital Corp.                                5.350%    02/04/2008          225,000,000       225,000,000
A-1+, P-1      Rabobank Nederland                                   4.755%    02/08/2008          225,000,000       225,001,173
A-1+, P-1      Royal Bank of Scotland                               5.200%    01/11/2008        1,000,000,000     1,000,001,371
A-1+, P-1      Societe Generale                                     5.200%    01/10/2008          700,000,000       700,000,000
A-1+, P-1      Societe Generale                                     4.820%    01/29/2008          500,000,000       500,000,000
A-1+, P-1      Societe Generale                                     5.150%    02/29/2008          400,000,000       400,000,000
A-1+, P-1      Societe Generale                                     4.950%    03/20/2008          500,000,000       500,000,000
A-1+, P-1      Svenska Handelsbanken                                5.110%    01/17/2008          425,000,000       425,000,000
A-1+, P-1      Svenska Handelsbanken                                4.800%    02/08/2008          650,000,000       650,006,778
A-1+, P-1      Toronto Dominion Bank                                4.800%    02/06/2008          250,000,000       250,000,000
A-1+, P-1      UBS AG Stamford                                      5.095%    01/16/2008          500,000,000       500,000,000
A-1+, P-1      UBS AG Stamford                                      5.095%    02/19/2008          720,000,000       720,000,000
A-1+, P-1      UBS AG Stamford                                      4.970%    03/28/2008          400,000,000       400,000,000
A-1+, P-1      UniCredito Italiano SpA                              5.355%    01/14/2008          190,000,000       190,000,334
A-1+, P-1      UniCredito Italiano SpA                              5.015%    03/25/2008          500,000,000       500,005,760
                                                                                                                ---------------
            TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                 13,331,995,300
                                                                                                                ---------------
            EURODOLLAR CERTIFICATES OF DEPOSIT -- 1.13%
            BANK FOREIGN -- 1.13%
A-1+, P-1      Barclays Bank Plc                                    4.950%    06/13/2008          550,000,000       550,000,000
                                                                                                                ---------------
            TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                                550,000,000
                                                                                                                ---------------
            BANK NOTES -- 1.02%
            BANK DOMESTIC -- 1.02%
A-1+, P-1      Bank of America Corp. (a)                            4.550%    01/02/2008          500,000,000       500,000,000
                                                                                                                ---------------
            TOTAL BANK NOTES                                                                                        500,000,000
                                                                                                                ---------------
            MEDIUM TERM NOTES -- 24.81%
            BANK DOMESTIC -- 5.15%
A-1, P-1       First Tennessee Bank National Association (a) (b)    5.048%    01/17/2008          147,000,000       147,000,000
A-1+, P-1      J P Morgan Chase & Co. (a)                           5.215%    01/02/2008          740,000,000       740,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                              5.275%    01/03/2008          500,000,000       500,000,000


   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

               NAME OF ISSUER                                      INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*        AND TITLE OF ISSUE                                    RATE           DATE           AMOUNT            COST +
---------      ------------------                                  --------   --------------   --------------   ---------------
            MEDIUM TERM NOTES -- (CONTINUED)
A-1+, P-1      Wells Fargo Bank NA (a)                              5.076%    01/18/2008       $1,125,000,000   $ 1,125,000,000
                                                                                                                ---------------
                                                                                                                  2,512,000,000
                                                                                                                ---------------
            BANK FOREIGN -- 16.86%
A-1, P-1       Alliance & Leicester Plc (a) (b)                     4.845%    01/28/2008          465,000,000       465,000,000
A-1, P-1       Alliance & Leicester Plc (a) (b)                     5.263%    01/09/2008          245,000,000       245,000,000
A-1+, P-1      Allied Irish Banks (a) (b)                           4.945%    01/22/2008          300,000,000       300,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)                    4.918%    01/23/2008          220,000,000       220,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)                    5.260%    01/07/2008          270,000,000       270,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)                  4.959%    01/22/2008          430,000,000       430,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)                  4.955%    01/22/2008          125,000,000       125,000,000
A-1+, P-1      Banque Federative du Credit Mutuel (a) (b)           5.214%    01/14/2008          480,000,000       480,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                               4.895%    02/19/2008          200,000,000       200,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                               4.865%    01/28/2008          260,000,000       260,000,000
A-1+, P-1      Caja De Ahorros (a) (b)                              5.349%    01/22/2008          310,000,000       310,000,000
A-1, P-1       CAM US Finance SA (a) (b)                            5.240%    01/03/2008          125,000,000       125,000,000
A-1+, P-1      Commonwealth Bank Australia (a) (b)                  4.916%    01/22/2008          220,000,000       220,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                        5.233%    01/09/2008          475,000,000       475,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                        5.295%    01/02/2008          200,000,000       200,000,000
A-1+, P-1      HSH Nordbank AG (a) (b)                              4.952%    01/22/2008          150,000,000       150,000,000
A-1+, P-1      Lloyds Tsb Group Plc (a) (b)                         5.110%    03/06/2008          738,000,000       738,000,000
A-1+, P-1      National Australia Bank Ltd. (a) (b)                 5.240%    01/07/2008          415,000,000       415,000,000
A-1, P-1       Nationwide Building Society (a) (b)                  5.300%    01/07/2008          385,000,000       385,000,000
A-1, P-1       Nordea Bank Finland Plc (a) (b)                      5.233%    01/08/2008          195,000,000       194,996,777
A-1, P-1       Nordea Bank Finland Plc (a) (b)                      5.258%    01/11/2008          575,200,000       575,203,403
A-1, P-1       Northern Rock Plc (a) (b)                            5.266%    01/07/2008          230,000,000       230,000,000
A-1, P-1       Northern Rock Plc (a) (b)                            5.285%    01/03/2008          330,000,000       330,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                        4.922%    01/22/2008          100,000,000       100,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                        5.174%    01/14/2008          180,000,000       180,000,000
A-1, P-1       UniCredito Italiano Bank (Ireland) Plc (a) (b)       5.048%    01/15/2008          175,000,000       175,000,000
A-1, P-1       Westpac Banking (a) (b)                              5.242%    01/07/2008          125,000,000       125,000,000
A-1+, P-1      Westpac Banking (a) (b)                              5.018%    01/16/2008          300,000,000       300,000,000
                                                                                                                ---------------
                                                                                                                  8,223,200,180
                                                                                                                ---------------
            BROKERAGE -- 1.24%
A-1, P-1       Merrill Lynch & Co., Inc. (a)                        5.316%    01/04/2008          305,000,000       305,000,000
A-1, P-1       Morgan Stanley (a)                                   5.153%    01/15/2008          300,000,000       300,000,000
                                                                                                                ---------------
                                                                                                                    605,000,000
                                                                                                                ---------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 0.69%
A-1+, P-1      American Express Credit Corp. (a)                    4.949%    01/22/2008          240,000,000       240,000,000


   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            MEDIUM TERM NOTES -- (CONTINUED)
A-1+, P-1      General Electric Capital Corp. (a)                   4.916%    01/24/2008       $   95,000,000   $    95,000,000
                                                                                                                ---------------
                                                                                                                    335,000,000
                                                                                                                ---------------
            TECHNOLOGY -- 0.87%
A-1, P-1       International Business Machines Corp. (a) (b)        5.185%    01/03/2008          425,000,000       425,000,000
                                                                                                                ---------------
            TOTAL MEDIUM TERM NOTES                                                                              12,100,200,180
                                                                                                                ---------------
            PROMISSORY NOTES -- 1.13%
            BROKERAGE -- 1.13%
A-1, P-1       Goldman Sachs Promissory Note  (c)                   5.280%    01/15/2008          450,000,000       450,000,000
A-1, P-1       Goldman Sachs Promissory Note (a) (c)                4.190%    01/02/2008          100,000,000       100,000,000
                                                                                                                ---------------
            TOTAL PROMISSORY NOTES                                                                                  550,000,000
                                                                                                                ---------------
            TIME DEPOSITS -- 0.93%
            BANK DOMESTIC -- 0.93%
A-1+, P-1      Branch Banking & Trust Co.                           1.750%    01/02/2008           52,706,000        52,706,000
A-1+, P-1      Wells Fargo Bank NA                                  2.500%    01/02/2008          400,000,000       400,000,000
                                                                                                                ---------------
            TOTAL TIME DEPOSITS                                                                                     452,706,000
                                                                                                                ---------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.02%
A-1+, P-1      Federal Home Loan Bank (a)                           4.692%    02/13/2008          500,000,000       500,000,000
                                                                                                                ---------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                500,000,000
                                                                                                                ---------------
            REPURCHASE AGREEMENTS
            -- 26.93%
A-1+, P-1      ABN AMRO Tri Party, 4.6000% dated 12/31/07           4.600%    01/02/2008          455,000,000       455,000,000
                  (collateralized by various Corporate Investment
                  Grade Bonds, 3.300%-9.125% due 3/1/08-12/16/36
                  valued at $464,100,000); proceeds $455,116,278
A-1+, P-1      Banc of America Tri Party, 4.650% dated 12/31/07     4.650%    01/02/2008           50,000,000        50,000,000
                  (collateralized by Mortgage Backed Security,
                  5.000% due 5/1/35 valued at $51,000,001);
                  proceeds $50,012,917
A-1+, P-1      Barclays Tri Party, 4.650% dated 12/11/07            4.650%    01/02/2008(e)       100,000,000       100,000,000
                  (collateralized by various Corporate Investment
                  Grade Bonds, 5.763%-6.250% due 4/14/08-4/4/13
                  valued at $102,000,001); proceeds $100,284,167


   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)
A-1+, P-1      Barclays Tri Party, 4.650% dated 12/14/07            4.650%    01/02/2008(e)    $  100,000,000   $   100,000,000
                  (collateralized by Asset Backed Security,
                  0.000% due 7/25/52 valued at $105,000,000);
                  proceeds $100,245,417
A-1+, P-1      Credit Suisse First Boston Tri Party, 4.650% dated   4.650%    01/02/2008(e)       810,000,000       810,000,000
                  10/18/07 (collateralized by various Equity
                  Securities, valued at $850,592,847); proceeds
                  $817,951,500
A-1+, P-1      Credit Suisse First Boston Tri Party, 4.650% dated   4.650%    01/02/2008          615,000,000       615,000,000
                  12/31/07 (collateralized by various Mortgage
                  Backed Securities, 0.000%-20.850% due
                  5/15/09-11/12/49 valued at $649,879,368);
                  proceeds $615,158,875
A-1+, P-1      Deutsche Bank Tri Party, 4.700% dated 12/31/07       4.700%    01/02/2008          500,000,000       500,000,000
                  (collateralized by various Convertible Bonds,
                  0.500%-6.500% due 9/15/09-12/15/37 valued at
                  $525,001,355); proceeds $500,130,556
A-1+, P-1      Fortis Securities, Inc. Tri Party, 4.650% dated      4.650%    01/02/2008(e)     1,500,000,000     1,500,000,000
                  11/5/07 (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-6.000% due 7/25/35-6/3/52 valued at
                  $1,530,000,000); proceeds $1,511,237,500
A-1+, P-1      Goldman Sachs Tri Party, 4.600% dated 10/25/07       4.600%    01/02/2008(e)        75,000,000        75,000,000
                  (collateralized by various Asset Backed
                  Securities, 0.000%-5.750% due 7/25/37-3/1/42
                  valued at $78,750,001); proceeds
                  $75,661,250
A-1+, P-1      Goldman Sachs Tri Party, 4.650% dated 12/13/07       4.650%    01/02/2008(e)       265,000,000       265,000,000
                  (collateralized by various Convertible Bonds,
                  0.000%-6.000% due 6/15/08-1/1/49 valued at
                  $278,251,105); proceeds $265,684,583
A-1+, P-1      Goldman Sachs Tri Party, 4.600% dated 12/14/07       4.600%    01/02/2008(e)       300,000,000       300,000,000
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-9.600% due 6/25/09-12/31/49 valued at
                  $321,229,117); proceeds
                  $300,728,333


   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)

A-1+, P-1      Goldman Sachs Tri Party, 4.750% dated 12/31/07       4.750%    01/02/2008(e)    $  155,000,000   $   155,000,000
                  (collateralized by various Mortgage Backed
                  Securities, 0.000% due 12/1/08-4/1/12 valued at
                  $162,750,000); proceeds $155,040,903
A-1+, P-1      Goldman Sachs Tri Party, 4.580% dated 9/4/07         4.580%    01/02/2008(e)       150,000,000       150,000,000
                  (collateralized by various Municipal Bonds,
                  0.000%-4.150% due 12/1/21-11/15/36 valued at
                  $153,000,000); proceeds $152,290,000
A-1+, P-1      Greenwich Capital Markets Triparty, 4.950% dated     4.950%    01/17/2008(f)     1,100,000,000     1,100,000,000
                  12/18/07 (collateralized by various Mortgage
                  Backed Securities and Corporate Investment
                  Grade Bonds, 0.000%-8.300% due 3/3/08-12/21/57
                  valued at $1,136,245,151); proceeds
                  $1,104,537,500
A-1+, P-1      HSBC Tri Party, 4.600% dated 12/20/07                4.600%    01/02/2008(e)       970,000,000       970,000,000
                  (collateralized by various Corporate Investment
                  Grade Bonds, 3.800%-9.375% due 1/9/08-9/30/66
                  valued at $1,018,500,668); proceeds
                  $971,611,278
A-1+, P-1      ING Tri Party, 4.600% dated 10/17/07                 4.600%    01/02/2008(e)     1,000,000,000     1,000,000,000
                  (collateralized by various Corporate Investment
                  Grade Bonds, 0.000%-8.750% due 1/15/08-8/15/36
                  valued at $1,020,517,546); proceeds
                  $1,009,838,889
A-1+, P-1      Lehman Tri Party, 4.650% dated 12/19/07              4.650%    01/02/2008(e)       345,000,000       345,000,000
                  (collateralized by various Corporate High
                  Yield Bonds, 6.350%-12.000% due 10/1/08-5/15/50
                  valued at $362,250,067); proceeds $345,623,875
A-1+, P-1      Lehman Tri Party, 4.800% dated 12/31/07              4.800%    01/02/2008(e)       500,000,000       500,000,000
                  (collateralized by various Whole Loan Pools,
                  5.000%-14.125% due 4/1/08-10/1/46 valued at
                  $525,496,426); proceeds $500,133,333
A-1+, P-1      Lehman Tri Party, 4.700% dated 12/14/07              4.700%    04/11/2008(d)       750,000,000       750,000,000
                  (collateralized by various Equity Securities,
                  valued at $787,527,848); proceeds $761,652,083

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)
A-1+, P-1      Lehman Tri Party, 4.620% dated 12/17/07              4.620%    04/15/2008(d)    $  250,000,000   $   250,000,000
                  (collateralized by various Corporate Investment
                  Grade Bonds, 0.000%-8.875% due 4/1/09-10/1/45
                  valued at $255,000,291); proceeds $253,850,000
A-1+, P-1      Lehman Tri Party, 4.250% dated 12/31/07              4.250%    01/02/2008           22,000,000        22,000,000
                  (collateralized by various U.S. Government
                  Obligations, 3.375%-5.500% due 12/15/08-7/18/16
                  valued at $22,442,438); proceeds $22,005,194
A-1+, P-1      Merrill Lynch Tri Party, 4.800% dated 12/17/07       4.800%    01/16/2008(d)       500,000,000       500,000,000
                  (collateralized by various Equity Securities,
                  valued at $525,462,366); proceeds $502,000,000
A-1+, P-1      Morgan Stanley Tri Party, 4.650% dated 11/9/07       4.650%    01/02/2008(e)       200,000,000       200,000,000
                  (collateralized by various Equity Securities,
                  Exchange Traded Funds, and Corporate Investment
                  Grade Bonds, 0.000%-7.750% due 12/17/09-1/1/49
                  valued at $210,000,020); proceeds $201,395,000
A-1+, P-1      Morgan Stanley Tri Party, 4.650% dated 12/14/07      4.650%    01/02/2008(e)       250,000,000       250,000,000
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.700% due 7/15/09-7/15/56 valued at
                  $255,299,491); proceeds $250,613,542
A-1+, P-1      Morgan Stanley Tri Party, 4.850% dated 12/31/07      4.850%    01/02/2008(e)       350,000,000       350,000,000
                  (collateralized by various Whole Loan Pools,
                  valued at $371,755,725); proceeds $350,094,306
A-1+, P-1      Morgan Stanley Tri Party, 4.650% dated 9/17/07       4.650%    01/02/2008(e)       200,000,000       200,000,000
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.700% due 7/15/09-7/15/56 valued at
                  $204,239,593); proceeds $202,764,167

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

            NAME OF ISSUER                                         INTEREST       MATURITY        PRINCIPAL        AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE           DATE           AMOUNT            COST +
---------   ------------------                                     --------   --------------   --------------   ---------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)
A-1+, P-1      Morgan Stanley Tri Party, 4.620% dated 12/31/07      4.620%    01/02/2008       $  520,000,000   $   520,000,000
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.700% due 7/15/09-7/15/56 valued at
                  $531,022,942); proceeds $520,133,467
A-1+, P-1      Salomon Smith Barney Tri Party, 4.700% dated         4.700%    01/02/2008(e)       100,000,000       100,000,000
                  10/19/07 (collateralized by various Corporate
                  High Yield Bonds, 0.000%-9.875% due
                  8/15/09-1/1/49 valued at $105,000,000);
                  proceeds $100,979,167
A-1+, P-1      Salomon Smith Barney Tri Party, 4.600% dated         4.600%    01/02/2008(e)       500,000,000       500,000,000
                  12/20/07 (collateralized by various Asset
                  Backed Securities and Corporate Investment
                  Grade Bonds, 0.000%-8.500% due 6/4/08-8/7/52
                  valued at $510,000,001); proceeds $500,830,556
A-1+, P-1      Wachovia Capital Markets Tri Party, 4.650% dated     4.650%    01/02/2008(e)       500,000,000       500,000,000
                  9/27/07 (collateralized by various Asset Backed
                  Securities and Corporate Investment Grade Bonds,
                  0.000%-6.860% due 1/4/08-8/28/46 valued at
                  $512,274,244); proceeds $506,264,583
                                                                                                                ---------------
            TOTAL REPURCHASE AGREEMENTS                                                                          13,132,000,000
                                                                                                                ---------------
            TOTAL INVESTMENTS -- 99.47%                                                                         $48,512,244,974
            OTHER ASSETS LESS LIABILITIES -- 0.53%                                                                  258,652,424
                                                                                                                ---------------
            NET ASSETS -- 100.00%                                                                               $48,770,897,398
                                                                                                                ===============

*    Standard & Poor's, Moody's rating. Credit Ratings are Unaudited.

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2007. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 19.57% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.13% of net assets as of December 31, 2007, are considered illiquid and restricted (see table below for more information).

                                                                                    ACQUISITION                       AMORTIZED
                                                                                        COST                         COST VALUE
                                                                                    PERCENTAGE                       PERCENTAGE
                                                                                     OF FUND'S                        OF FUND'S
                                                     ACQUISITION   ACQUISITION   NET ASSETS AS OF    AMORTIZED     NET ASSETS AS OF
RESTRICTED SECURITIES                                    DATE          COST      ACQUISITION DATE    COST VALUE   DECEMBER 31, 2007
---------------------                                -----------   -----------   ----------------   -----------   ------------------
Goldman Sachs Promissory Note, 5.280%, due 01/15/08   9/26/2007    450,000,000          0.85        450,000,000          0.92

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                                    ACQUISITION                       AMORTIZED
                                                                                       COST                          COST VALUE
                                                                                    PERCENTAGE                       PERCENTAGE
                                                                                     OF FUND'S                        OF FUND'S
                                                     ACQUISITION   ACQUISITION   NET ASSETS AS OF    AMORTIZED     NET ASSETS AS OF
RESTRICTED SECURITIES                                    DATE          COST      ACQUISITION DATE    COST VALUE   DECEMBER 31, 2007
---------------------                                -----------   -----------   ----------------   -----------   ------------------
Goldman Sachs Promissory Note (a), 5.110%, due        6/15/2007    100,000,000          0.16        100,000,000          0.21
1/02/08

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2007.

(f)  Illiquid security representing 2.26% of net assets.

+    See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, at amortized cost .............................   $35,380,244,974
Repurchase agreements ....................................................    13,132,000,000
                                                                             ---------------
Total Investments ........................................................    48,512,244,974
Cash .....................................................................         1,935,853
Interest receivable ......................................................       264,536,415
Prepaid insurance and other assets .......................................            75,217
                                                                             ---------------
   Total Assets ..........................................................    48,778,792,459
                                                                             ---------------
LIABILITIES:
Dividend payable .........................................................         6,538,880
Advisory fee payable .....................................................           752,462
Administration fee payable ...............................................           316,461
Custodian fee payable ....................................................           131,741
Audit fee payable ........................................................            44,189
Legal fee payable ........................................................             4,091
Transfer agent fee payable ...............................................            32,041
Other accrued expenses and liabilities ...................................            75,196
                                                                             ---------------
   Total Liabilities .....................................................         7,895,061
                                                                             ---------------
NET ASSETS ...............................................................   $48,770,897,398
                                                                             ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 48,771,159,380 shares
   issued and outstanding ................................................   $    48,771,159
Capital paid in excess of par ............................................    48,722,394,663
Accumulated net realized loss on investments .............................          (268,424)
                                                                             ---------------
Net Assets ...............................................................   $48,770,897,398
                                                                             ===============
Net asset value, offering, and redemption price per share ................   $          1.00
                                                                             ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest .................................................................   $3,001,355,450
                                                                             --------------
EXPENSES:
Default insurance policy fee .............................................        5,442,117
Advisory fee .............................................................        9,953,521
Administration fee .......................................................        4,265,795
Custodian fee ............................................................        1,990,704
Transfer agent fee .......................................................          853,159
Insurance expense ........................................................          337,122
Trustees fee .............................................................          122,499
Legal fee ................................................................           35,350
Audit fee ................................................................           51,719
Miscellaneous expense ....................................................           28,385
                                                                             --------------
Total expenses ...........................................................       23,080,371
                                                                             --------------
Net investment income ....................................................    2,978,275,079
                                                                             --------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments .........................................        5,542,272
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $2,983,817,351
                                                                             ==============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED          YEAR ENDED
                                                                             DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                             -----------------   -----------------
FROM OPERATIONS:
Net investment income ....................................................   $   2,978,275,079   $   2,777,301,877
Net realized gain (loss) on investments ..................................           5,542,272           4,634,008
                                                                             -----------------   -----------------
Net increase in net assets resulting from operations .....................       2,983,817,351       2,781,935,885
                                                                             -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income ....................................................      (2,978,275,079)     (2,777,301,877)
                                                                             -----------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold ................................................     380,889,216,906     358,392,895,370
Cost of redemptions ......................................................    (386,923,129,840)   (345,134,781,685)
                                                                             -----------------   -----------------
Net increase (decrease) in net assets from Fund share transactions .......      (6,033,912,934)     13,258,113,685
                                                                             -----------------   -----------------
Net increase (decrease) in net assets ....................................      (6,028,370,662)     13,262,747,693
NET ASSETS:
Beginning of year ........................................................      54,799,268,060      41,536,520,367
                                                                             -----------------   -----------------
End of year ..............................................................   $  48,770,897,398   $  54,799,268,060
                                                                             =================   =================
Undistributed net investment income ......................................   $               0   $               0
                                                                             =================   =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  FOR YEARS ENDED DECEMBER 31,
                                   ------------------------------------------------------------
                                     2007       2006       2005           2004           2003
                                   --------   --------   --------       --------       --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
   of year .....................   $ 1.0000   $ 1.0000   $ 1.0000       $ 1.0000       $ 1.0000
                                   --------   --------   --------       --------       --------
Net investment income ..........     0.0524     0.0501     0.0323         0.0137         0.0118
Distributions from net
   investment income ...........    (0.0524)   (0.0501)   (0.0323)       (0.0137)       (0.0118)
Distributions from net
   realized gain on investments          --         --         --        (0.0000)(c)         --
                                   --------   --------   --------       --------       --------
   Total distributions .........    (0.0524)   (0.0501)   (0.0323)       (0.0137)       (0.0118)
                                   --------   --------   --------       --------       --------
Net increase from
   investment operations .......     0.0000     0.0000     0.0000         0.0000         0.0000
                                   --------   --------   --------       --------       --------
Net asset value,
   end of year .................   $ 1.0000   $ 1.0000   $ 1.0000       $ 1.0000       $ 1.0000
                                   ========   ========   ========       ========       ========
TOTAL INVESTMENT
   RETURN (A) ..................       5.36%      5.12%      3.28%(d)       1.38%(d)       1.18%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of net expenses to average
   net assets ..................       0.04%      0.05%      0.05%(b)       0.04%(b)       0.05%
Ratio of net investment income
   to average net assets .......       5.24%      5.03%      3.24%          1.36%          1.16%
Net assets, end of year
   (in millions) ...............   $ 48,771   $ 54,799   $ 41,537       $ 47,904       $ 46,965

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)  Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

DISTRIBUTIONS PAID FROM:

         ORDINARY INCOME
-------------------------------
     2007             2006
--------------   --------------
$2,978,275,079   $2,777,301,877

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED         LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS     TOTAL
---------------   --------------   --------------   -------------   ---------
       $-               $-               $-           $(268,424)    $(268,424)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2007, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $268,424, expiring in 2013.

During the year ended December 31, 2007, the Fund utilized capital loss carryforwards of $5,542,272.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation. The Default Insurance Policy provided limited coverage for certain loss events involving money market instruments held by the Fund. These loss events included non-payment of principal or interest, failure to recover repurchase agreement acquisition price and resale premium, or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy was subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy did not cover losses resulting from changes in interest rates or other market developments. The Fund has made no claims under the Default Insurance Policy. Based on an analysis of policy provisions, the absence of claims and the cost to the Fund of maintaining the Default Insurance Policy, it was determined not to renew the Default Insurance Policy, effective June 30, 2007, its expiration date.

6. BENEFICIAL INTEREST

At December 31, 2007, six mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 37.58% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7. RECENT ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. At this time, SSgA FM has evaluated the implication of FIN 48 and there is no impact to the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SSgA FM has evaluated the application of SFAS 157 to the Fund and believes the impact will be limited to expanded disclosures in the Fund's Financial Statements resulting from adoption of this pronouncement.

[PWC OFFICE LETTERHEAD]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
[Date]

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
DECEMBER 31, 2007 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2007

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust's trustees and is available upon request, without charge, by calling 617-664-5370.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                             TERM OF OFFICE                               FUND COMPLEX
                           POSITION HELD      AND LENGTH OF     PRINCIPAL OCCUPATION      OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     WITH THE TRUST     TIME SERVED        DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
----------------------    ---------------   ----------------   -----------------------   -------------   --------------------
INDEPENDENT TRUSTEES:


Michael Jessee Federal    Trustee and       Term: Indefinite   President and Chief             3         None
Home Loan Bank 111        Chairman of the   Elected: 2/96      Executive Officer of
Huntington Ave. 25th      Board                                the Federal Home
Floor Boston, MA 02199                                         Loan Bank of Boston
DOB: 10/10/46                                                  (1989-present).

                                            Term: Indefinite   Self employed,                  3         Trustee, director of
George J. Sullivan, Jr.   Trustee           Elected: 2/96      Newfound Consultants                      various registered
State Street Navigator                                         Inc., a financial                         investment companies
Securities Lending                                             consulting firm                           with multiple
Trust One Lincoln                                              (1997-present).                           portfolios, advised
Street Boston, MA 02111                                                                                  and/or administered
DOB: 11/13/42                                                                                            by SEI Corporation


Peter Tufano              Trustee           Term: Indefinite   Sylvan C. Coleman               3         None
State Street Navigator                      Elected: 2/96      Professor of
Securities Lending                                             Financial Management
Trust One Lincoln                                              at Harvard Business
Street Boston, MA 02111                                        School (1989-present).
DOB: 4/22/57


OFFICERS:

Craig Starble State       President         Term: Indefinite   Senior Managing                 --        --
Street Bank and Trust                       Elected: 6/06      Director and Global
Company One Lincoln                                            Head of State Street
Street Boston, MA 02111                                        Bank and Trust
DOB: 7/28/62                                                   Company's Securities
                                                               Finance division
                                                               (9/2005- present);
                                                               Managing Director,
                                                               Global Treasury,
                                                               BankBoston (acquired
                                                               by Fleet Bank in 1999)
                                                               ( 1992 - 1999.).


Karen Furlong State       Vice President    Term: Indefinite   Vice President                  --        --
Street Bank and Trust                       Elected: 2/04      Compliance and
Company One Lincoln                                            Operational Risk
Street Boston, MA 02111                                        Management, State
DOB: 4/1/59                                                    Street Bank and Trust
                                                               Company (2003-present);
                                                               Vice President of
                                                               Global Operations,
                                                               State Street Bank and
                                                               Trust Company (2001-
                                                               2003); Senior Director
                                                               of Institutional and
                                                               Trust Administration,
                                                               Investors Bank and
OFFICERS CONTINUED:                                            Trust (1999-2001).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2007

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                             TERM OF OFFICE                               FUND COMPLEX
                           POSITION HELD      AND LENGTH OF     PRINCIPAL OCCUPATION      OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     WITH THE TRUST     TIME SERVED        DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
----------------------    ---------------   ----------------   -----------------------   -------------   -------------------
Gary L. French State      Treasurer         Term: Indefinite   Senior Vice President           --        --
Street Bank and Trust                       Elected: 5/05      of State Street Bank
Company 2 Avenue de                                            and Trust Company
Lafayette Boston, MA                                           (2002-present);
02111 DOB: 7/4/51                                              Managing Director,
                                                               Deutsche Bank Fund
                                                               Operations (formerly,
                                                               Zurich Scudder
                                                               Investments)
                                                               (2001-2002);
                                                               President, UAM Fund
                                                               Services and two other
                                                               wholly-owned
                                                               subsidiaries of United
                                                               Asset Management
                                                               (1995-2001).

Thresa Dewar State        Assistant         Term: Indefinite   Vice President and              --        --
Street Bank and Trust     Treasurer         Elected: 11/06     Senior Director of
Company 2 Avenue de                                            Fund Administration
Lafayette Boston, MA                                           for State Street Bank
02111 DOB: 3/13/54                                             and Trust Company
                                                               (1998 - present).

Mary Moran Zeven State    Secretary         Term: Indefinite   Senior Vice President           --        --
Street Bank and Trust                       Elected: 2/01      and Senior Managing
Company 2 Avenue de                                            Counsel,
Lafayette Boston, MA                                           (2002-present); Vice
02111 DOB: 2/27/61                                             President and Counsel,
                                                               State Street Bank and
                                                               Trust Company
                                                               (2000-2002).

Julie A. Tedesco State    Assistant         Term: Indefinite   Vice President and              --        --
Street Bank and Trust     Secretary         Elected: 2/04      Senior Counsel, State
Company 2 Avenue de                                            Street Bank and Trust
Lafayette Boston, MA                                           Company (2000-present).
02111 DOB: 9/30/57

Julie Piatelli SSgA       Chief Compliance  Term: Indefinite   Principal and Senior            --        --
Funds Management, Inc.    Officer           Elected: [8/07]    Compliance Officer ,
State Street Financial                                         SSgA Funds Management,
Center One Lincoln                                             Inc. (2004-present);
Street Boston, MA 02111                                        Vice President, State
DOB: 8/5/67                                                    Street Global Advisors
                                                               (2004-present); Senior
                                                               Manager,
                                                               PricewaterhouseCoopers,
                                                               LLP (1999-2004)

         TRUSTEES                  INVESTMENT ADVISER
     Michael A. Jessee        SSgA Funds Management, Inc.
  George J. Sullivan Jr.     State Street Financial Center
       Peter Tufano                One Lincoln Street
                                    Boston, MA 02111

  INDEPENDENT ACCOUNTANTS             LEGAL COUNSEL
PricewaterhouseCoopers LLP          GoodwinProcter LLP
      125 High Street                53 State Street
     Boston, MA 02110                 Exchange Place
                                     Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                                Boston, MA 02111

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, State Street Navigator Securities Lending Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by PwC in connection with the Trust's statutory and regulatory filings or engagement were $43,120 and $39,200, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $4,500 and $4,100, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee, were $7,009,000 and $6,998,000, respectively.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

     Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

          1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

          2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

          - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $13,288,000 and $11,583,000, respectively.

     (h) PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining PwC's independence.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust


By: /s/ Craig V. Starble
    ----------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ----------------------------------
    Gary L. French
    Treasurer

Date: June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig V. Starble
    ----------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ----------------------------------
    Gary L. French
    Treasurer

Date: June 9, 2008